INVENTORIES (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventories
Finished goods	$ 552,286	$ 1,904,950	$ 2,140,185
Components	1,101,830	379,972	612,451
Total	$ 1,654,116	$ 2,284,922	$ 2,752,636